Note 8 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31, 2022	December 31, 2021
	(in thousands)
Computer equipment	$6,079	$5,777
Leasehold improvements	3,823	2,769
Furniture and fixtures	1,316	1,102
Building	725	786
Office equipment	493	394
Software	347	378
	12,783	11,206
Less accumulated depreciation and amortization	(7,246)	(7,284)
	$5,537	$3,922